Commitment and Contingencies - Minimum Future Lease Payments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,348
2023	1,510
2024	1,553
2025	1,746
2026	1,790
Thereafter	4,856
Total	$ 12,803